Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Employee Stock Option [Member] Common Stock [Member]	Employee Stock Option [Member] Additional Paid-in Capital [Member]	Employee Stock Option [Member] Treasury Stock [Member]	Employee Stock Purchase Plan [Member] Common Stock [Member]	Employee Stock Purchase Plan [Member] Additional Paid-in Capital [Member]	Employee Stock Purchase Plan [Member] Treasury Stock [Member]	Restricted Share Units [Member] Common Stock [Member]	Restricted Share Units [Member] Additional Paid-in Capital [Member]	Restricted Share Units [Member] Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	AOCI Attributable to Parent [Member]	Total Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2012										$ 33	$ 138,793	$ 16,865	$ 56	$ 8,291	$ (482)	$ 7,865	$ (13,184)	$ 150,372
Balance (in Shares) at Dec. 31, 2012										1,660,786,600
Issuance of:
Shares for exercise of stock options											25							25
Shares for exercise of stock options (in Shares)										543,100
Shares for Employee Stock Purchase Plan											335							335
Shares for Employee Stock Purchase Plan (in Shares)										6,046,050
Shares vested under restricted share units (in Shares)										13,297,850
Acquisition of treasury stock – shares																	(8,279)	(8,279)
Treasury stock reissued for :
Treasury stock reissued		$ (42)	$ 42		$ (467)	$ 467		$ (1,055)	$ 1,055
Treasury stock reissued (in Shares)	(543,100)			(6,046,050)			(13,297,850)
Stock-based compensation											2,609							2,609
Net income (loss)												(19,099)						(19,099)
Pension gain															294	294		294
Foreign currency translation adjustments														11		11		11
Unrealized gain on available-for-sale securities													342			342		342
Reclassification adjustments for gain on available-for-sale securities included in net loss																		0
Balance at Dec. 31, 2013										$ 33	140,198	(2,234)	398	8,302	(188)	8,512	(19,899)	126,610
Balance (in Shares) at Dec. 31, 2013										1,660,786,600
Balance at Dec. 31, 2012										$ 33	138,793	16,865	56	8,291	(482)	7,865	(13,184)	150,372
Balance (in Shares) at Dec. 31, 2012										1,660,786,600
Balance at Dec. 31, 2015										$ 33	141,886	(38,386)		4,941	(117)	4,824	(25,240)	83,117
Balance (in Shares) at Dec. 31, 2015										1,660,786,600
Balance at Dec. 31, 2013										$ 33	140,198	(2,234)	398	8,302	(188)	8,512	(19,899)	126,610
Balance (in Shares) at Dec. 31, 2013										1,660,786,600
Issuance of:
Shares for exercise of stock options											44							44
Shares for exercise of stock options (in Shares)										796,900
Shares for Employee Stock Purchase Plan											258							258
Shares for Employee Stock Purchase Plan (in Shares)										5,284,800
Shares vested under restricted share units (in Shares)										12,903,400
Acquisition of treasury stock – shares																	(4,965)	(4,965)
Treasury stock reissued for :
Treasury stock reissued		(59)	59		(383)	383		(949)	949
Treasury stock reissued (in Shares)	(796,900)			(5,284,800)			(12,903,400)
Stock-based compensation											2,120							2,120
Net income (loss)												(15,057)						(15,057)
Pension gain															70	70		70
Foreign currency translation adjustments														(1,416)		(1,416)		(1,416)
Unrealized gain on available-for-sale securities													74			74		74
Reclassification adjustments for gain on available-for-sale securities included in net loss													$ (472)			(472)		(472)
Balance at Dec. 31, 2014										$ 33	141,229	(17,291)		6,886	(118)	6,768	(23,473)	107,266
Balance (in Shares) at Dec. 31, 2014										1,660,786,600
Issuance of:
Shares for exercise of stock options											31							$ 31
Shares for exercise of stock options (in Shares)										677,100								677,100
Shares for Employee Stock Purchase Plan											180							$ 180
Shares for Employee Stock Purchase Plan (in Shares)										4,833,300
Shares vested under restricted share units (in Shares)										15,728,550
Acquisition of treasury stock – shares																	(3,233)	(3,233)
Treasury stock reissued for :
Treasury stock reissued		$ (47)	$ 47		$ (328)	$ 328		$ (1,091)	$ 1,091
Treasury stock reissued (in Shares)	(677,100)			(4,833,300)			(15,728,550)
Stock-based compensation											1,912							1,912
Net income (loss)												(21,095)						(21,095)
Pension gain															1	1		1
Foreign currency translation adjustments														(1,945)		(1,945)		(1,945)
Unrealized gain on available-for-sale securities																		0
Reclassification adjustments for gain on available-for-sale securities included in net loss																		0
Balance at Dec. 31, 2015										$ 33	$ 141,886	$ (38,386)		$ 4,941	$ (117)	$ 4,824	$ (25,240)	$ 83,117
Balance (in Shares) at Dec. 31, 2015										1,660,786,600